GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents, trademarks and proprietary technology (3)	Loyalty program	Brand names (3)	Other	Value of insurance contracts acquired	Total assets
Gross carrying amount:
Balance at January 1, 2019	$1,912	$1,172	$2,183	$150	$411	$173	$—	$6,001
Additions	158	7	20	—	1	45	—	231
Acquisitions through business combinations (1)	—	4,960	1,367	—	—	265	224	6,816
Dispositions	—	—	(32)	—	—	—	—	(32)
Assets reclassified as held for sale (2)	(27)	(365)	(34)	—	—	(10)	—	(436)
Foreign currency translation	(75)	(14)	7	8	(3)	(2)	3	(76)
Balances at December 31, 2019	$1,968	$5,760	$3,511	$158	$409	$471	$227	$12,504
Additions	496	—	107	—	—	7	—	610
Acquisitions through business combinations (1)	—	55	90	—	10	16	—	171
Dispositions	—	(68)	(5)	—	—	(100)	—	(173)
Assets reclassified as held for sale (2)	—	—	(1)	—	—	—	—	(1)
Foreign currency translation	(429)	95	86	11	32	(37)	5	(237)
Balance at December 31, 2020	$2,035	$5,842	$3,788	$169	$451	$357	$232	$12,874
Accumulated amortization and impairment
Balance at January 1, 2019	$(119)	$(203)	$(111)	$(15)	$(9)	$(21)	$—	$(478)
Amortization expense	(62)	(288)	(196)	(10)	(3)	(22)	(1)	(582)
Dispositions	(1)	—	23	—	—	—	—	22
Assets reclassified as held for sale (2)	6	78	10	—	—	3	—	97
Foreign currency translation	5	(1)	(8)	(1)	—	1	—	(4)
Balances at December 31, 2019	$(171)	$(414)	$(282)	$(26)	$(12)	$(39)	$(1)	$(945)
Amortization expense	(59)	(361)	(263)	(2)	(8)	(20)	(39)	(752)
Dispositions	—	68	4	—	—	18	—	90
Assets reclassified as held for sale (2)	—	—	—	—	—	—	—	—
Foreign currency translation	49	(41)	(7)	(4)	(8)	7	(2)	(6)
Balance at December 31, 2020	$(181)	$(748)	$(548)	$(32)	$(28)	$(34)	$(42)	$(1,613)
Net book value
December 31, 2019	$1,797	$5,346	$3,229	$132	$397	$432	$226	$11,559
December 31, 2020	$1,854	$5,094	$3,240	$137	$423	$323	$190	$11,261
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes indefinite life intangible assets with a carrying value of $900 million (2019: $799 million) in the partnership’s infrastructure services and industrials segments.

(US$ MILLIONS)	2020	2019
Balance at beginning of year	$5,218	$2,411
Acquisitions through business combinations (1)	(83)	3,444
Impairment losses	—	(418)
Dispositions	(215)	(21)
Assets reclassified as held for sale (2)	—	(212)
Foreign currency translation	324	14
Balance at end of year	$5,244	$5,218
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

Disclosure of goodwill allocated by segments	Goodwill is allocated to the following segments as at December 31, 2020 and 2019:

(US$ MILLIONS)	2020	2019
Business services	$2,529	$2,514
Infrastructure services	481	470
Industrials	2,234	2,234
Total	$5,244	$5,218